Other (expense) income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Net mark-to-market gains on derivatives used as economic hedges	$ (30)	$ 1	$ (107)	$ 25
Equity (losses) income from investments in associates and joint ventures
Losses on investments	(20)	0	(20)	(2)
Operations	(20)	12	(3)	31
Early debt redemption costs	(18)	(4)	(18)	(4)
Impairment of assets	0	0	(4)	0
Losses on retirements and disposals of property, plant and equipment and intangible assets	(2)	(9)	(1)	(26)
Losses on investments	0	0	0	(12)
Other	2	(1)	4	4
Total other (expense) income	$ (88)	$ (1)	$ (149)	$ 16